Share capital and Pre-Funded Warrants - Pre-Funded Warrants (Details) - Pre-Funded Warrants - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Pre-Funded Warrants
Outstanding, beginning of year	51,567,780	39,702,780
Exercised	(13,650,840)
Issued		11,865,000
Outstanding, end of year	37,916,940	51,567,780
Weighted average exercise price
Outstanding, beginning of year	$ 0.00001	$ 0.00001
Exercised	0.00001
Issued		0.00001
Outstanding, end of year	$ 0.00001	$ 0.00001
Number of shares acquired for each warrant	1	1